CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  May 23, 2008


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                     Re: Van Kampen Unit Trusts, Series 687
                         File No. 333-148919 CIK #136922
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Ladies/Gentlemen:

         On behalf of Van Kampen Funds Inc., depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Series 687 (the "Fund") there is enclosed Amendment No. 3 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission on January 29, 2008, was first amended on May 7, 2008 and a second amendment was filed on May 14, 2008.

         In connection with the review of the Registration Statement, Valerie Lithotomos of the Commission's staff requested that we confirm that the Fund will not include in its portfolio any funds that are affiliated persons with the Fund or the Depositor. Based on information provided by the Depositor, we confirm that it is our understanding that the Fund's portfolio does not include any funds that are affiliated persons of the Fund or the Depositor. The staff of the Commission also requested confirmation that, absent paragraph (b)(1) of Rule 487 under the Securities Act of 1933, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. We confirm that were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

         The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

         In addition to Amendment No. 3 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

         The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of Van Kampen Funds Inc., documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the registration statement.

         We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

         We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Mark J. Kneedy at (312) 845-3787.

                                                               Very truly yours,


                                                          CHAPMAN AND CUTLER LLP